UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-276654-02

Central Index Key Number of the issuing entity: 0002070161

Volkswagen Auto Lease Trust 2025-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-276654

Central Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

Jodi Jay, (703) 251-5181

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File and Amended Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File and Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE that was accepted by and filed with the Securities and Exchange Commission on June 4, 2025 with respect to Volkswagen Auto Lease Trust 2025-A (the “Previously Filed Form ABS-EE”).  This Form ABS-EE corrects values in the “reportingPeriodEndActualSecuritizationAmount” field that were incorrectly stated in the Previously Filed Form ABS-EE.  Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the Previously Filed Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL for a $1,166,180,759.75 pool of leases)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Depositor)

Date: June 6, 2025	By:	s/Jens Schreiber
	Name:	Jens Schreiber
	Title:	Treasurer

Date: June 6, 2025	By:	s/ Steven Pramuka
	Name:	Steven Pramuka
	Title:	Assistant Treasurer